Subsequent Events (Details) (Credit agreement, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Sep. 05, 2012	Sep. 30, 2013 Holdings	May 31, 2013 Holdings	Apr. 30, 2013 Holdings	Jan. 31, 2013 Subsequent events	Nov. 30, 2013 Subsequent events Holdings	Nov. 14, 2013 Subsequent events Holdings
Subsequent events
Current borrowing base	$ 275.0	$ 245.0	$ 320.0	$ 320.0	$ 267.5	$ 295.0	$ 525.0
Outstanding letters of credit	$ 237.0		$ 0					$ 0